Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Disclosure Restricted Financial Assets Tables [Line Items]
Disclosure of restricted financial assets [text block]

Restricted financial assets

USD m 31.12.23 31.12.22
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
709
Financial assets at fair value held for trading 76,579 44,524 57,435 36,742
Loans and advances to customers 28,105 15,195
Financial assets at fair value not held for trading 3,099 2,110 1,509 1,220
Debt securities classified as Other financial assets measured at amortized cost
7,043 6,299 3,432 2,685
Total financial assets pledged as collateral 115,535 77,571
Other restricted financial assets
Amounts due from banks 2,543 3,689
Financial assets at fair value held for trading 169 162
Cash collateral receivables on derivative instruments 4,685 5,155
Loans and advances to customers 28 1,127
Other financial assets measured at amortized cost 3,334
2
815
Financial assets at fair value not held for trading 17,844 14,090
Financial assets measured at fair value through other comprehensive income
1,846 1,842
Other 249 44
Total other restricted financial assets
30,698
26,924
Total financial assets pledged and other restricted financial assets
3
146,233 104,495
1 Assets pledged to the depositor protection system in Switzerland following new requirements that became effective in 2023.

2 Predominantly includes cash collateral provided to exchanges and clearing houses to secure

securities trading

activity through

those

counterparties.

3 Does

not include

assets placed

with central

banks related

to undrawn

credit lines

and for

payment, clearing

and settlement

purposes
(31 December 2023: USD 9.7 bn; 31 December 2022: USD 5.9 bn).

Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory

Transferred financial assets subject to continued recognition in full

USD m 31.12.23 31.12.22
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
44,524 23,374 36,742 16,470
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 2,110 1,976 1,220 1,050
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 6,299 5,928 2,685 2,302
Total financial assets transferred 52,933 31,278 40,647 19,822

Disclosure Of Off Balance Sheet Assets Received Table [Text Block]

Off-balance sheet assets received
USD m 31.12.23 31.12.22
Fair value of assets received that can be sold or repledged

1
489,476 434,023
of which: sold or repledged

2
357,020 331,805
1 Includes securities

received as initial

margin from its

clients that UBS

AG is required

to remit to

central counterparties,

brokers and

deposit banks through

its exchange-traded

derivative clearing

and execution
services.

2 Does not include off-balance sheet securities (31 December

2023: USD
16.0 bn; 31 December 2022: USD 9.9
bn) placed with central banks related to undrawn

credit lines and for payment, clearing and
settlement purposes for which there are no associated liabilities or contingent liabilities.